Shareholders' Equity (Details Textual) (USD $)	1 Months Ended				9 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended																						9 Months Ended														1 Months Ended		9 Months Ended
	Aug. 16, 2013	Jun. 17, 2013	Apr. 04, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 19, 2013	Jul. 10, 2013	Jan. 18, 2013	Aug. 30, 2013 Dutchess Agreement [Member]	Dec. 31, 2012 Dutchess Agreement [Member]	Jan. 09, 2013 Dutchess Agreement [Member]	Jan. 31, 2013 Settlement Agreement [Member]	Jan. 15, 2013 Settlement Agreement [Member]	Apr. 02, 2013 Granite Agreement [Member]	Jan. 24, 2013 Granite Agreement [Member]	Mar. 06, 2013 Second Settlement Agreement [Member]	Mar. 04, 2013 Second Settlement Agreement [Member]	Feb. 28, 2013 Second Settlement Agreement [Member]	Feb. 27, 2013 Second Settlement Agreement [Member]	Feb. 26, 2013 Second Settlement Agreement [Member]	Feb. 25, 2013 Second Settlement Agreement [Member]	Feb. 19, 2013 Second Settlement Agreement [Member]	Feb. 13, 2013 Second Settlement Agreement [Member]	Mar. 26, 2013 Third Settlement Agreement [Member]	Mar. 22, 2013 Third Settlement Agreement [Member]	Mar. 21, 2013 Third Settlement Agreement [Member]	Mar. 20, 2013 Third Settlement Agreement [Member]	May 24, 2013 Fourth Settlement Agreement [Member]	May 22, 2013 Fourth Settlement Agreement [Member]	May 16, 2013 Fourth Settlement Agreement [Member]	May 10, 2013 Fourth Settlement Agreement [Member]	May 05, 2013 Fourth Settlement Agreement [Member]	Apr. 29, 2013 Fourth Settlement Agreement [Member]	Apr. 22, 2013 Fourth Settlement Agreement [Member]	Apr. 17, 2013 Fourth Settlement Agreement [Member]	Sep. 30, 2013 Fifth Settlement Agreement [Member]	Sep. 10, 2013 Fifth Settlement Agreement [Member]	Jun. 26, 2013 Fifth Settlement Agreement [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Manager [Member]	Feb. 13, 2013 Manager [Member]	Jan. 31, 2013 Manager [Member]	Sep. 30, 2013 Hanover Holdings I, LLC [Member]	Jan. 29, 2013 Hanover Holdings I, LLC [Member]	Jan. 18, 2013 Hanover Holdings I, LLC [Member]	Mar. 26, 2013 Hanover Holdings I, LLC [Member] Third Settlement Agreement [Member]	May 22, 2013 Navar Inc [Member]	Dec. 31, 2012 YA Global Master SPV Ltd [Member]	Sep. 30, 2013 Compensation Committee [Member]
Proceeds from Issuance of Common Stock					$ 1,041,000	$ 2,157,000				$ 477,000	$ 106,000				$ 458,000
Minimum Bid Price Not Maintained For 30 Consecutive Business Days		$ 1.00
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance			$ 1.00
Lowest Daily Volume Weighted Average Price Percentage																98.00%
Average Daily Trading Volume Advance, Description																amount not to exceed the greater of $500 or 200%
Management Fees Payable					2,168,000				271,000																																			120,000	809,000	271,000
Board Fees Payable																																								120,000	120,000	120,000	48,000
Sale of Common Stock																395,791
Common Stock, Shares, Issued	500,000				53,108,261		5,985,168	2,469,551		2,291,716		142,362	185,785	137,500			31,755	100,000	100,000	100,000	90,000	90,000	90,000	185,000	300,000	420,000	390,000	350,000	594	200,000	750,000	350,000	335,000	325,000	300,000	560,000	35,798,742	29,642,714	890,000				41,909		641,639		2,000,000	8,285	40,000	12,894	136,925
Gain (Loss) on Sale of Equity Investments					1,180,000
Common Stock, Value, Outstanding													305,485.59											740,651.57				1,264,656.12								1,792,416.92			5,331,011.90
Percentage of Average Daily Trading Volume Weighted Average Price														70.00%										75.00%				70.00%								75.00%			75.00%
True Up Period Expiration Date				Jan. 22, 2013
Outstanding Fee Write Off																																																				10,000
Extinguishment of Debt, Amount	105,000																																																		94,000
Litigation Settlement, Amount																																					9,434,000
Gain (Loss) Related to Litigation Settlement																																					3,914,000
Litigation Settlement Compensation Cost					$ 1,030,000																																																$ 2,753,000